Shareholder Fees - FidelitySAIInternationalIndexFunds-ComboPRO	Dec. 30, 2024 USD ($)
FidelitySAIInternationalIndexFunds-ComboPRO | Fidelity SAI International Quality Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none